ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$ 42,835	$ 16,493
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	42,835	16,493	0
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	19,160	8,787
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	19,160	8,787
Real estate-commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	21,930	7,213
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	21,930	7,213
Real estate-residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	1,396	232
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	1,396	232
Installment
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	349	261
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	$ 349	$ 261